Employee Benefit And Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets [Table Text Block]
The fair value of each major category of pension plan assets as of December 31, 2011 and 2010 is as follows (in millions):

	U.S.						International
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	% of Total Assets as of December 31,		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	% of Total Assets as of December 31,
2011	(Level 1)	(Level 2)	(Level 3)		2011	2010	(Level 1)	(Level 2)	(Level 3)		2011	2010
Equity (1) (7)
U.S. large cap	$70.8	$50.4	$—	$121.2			$8.2	$1.7	$—	$9.9
U.S. small cap	23.1	—	—	23.1			—	—	—	—
International	25.6	84.0	—	109.6			42.0	3.1	—	45.1
Total equity	119.5	134.4	—	253.9	40%	50%	50.2	4.8	—	55.0	11%	30%
Fixed income (2) (7)
U.S. Treasury	56.3	15.7	—	72.0			—	—	—	—
Other government	16.9	14.1	—	31.0			32.3	—	—	32.3
Asset-backed securities	—	17.4	—	17.4			—	—	—	—
Corporate bonds	117.0	41.7	—	158.7			52.5	6.1	—	58.6
Short-term investments	—	7.2	—	7.2			—	—	—	—
Total fixed income	190.2	96.1	—	286.3	45	36	84.8	6.1	—	90.9	19	21
Insurance contracts (3)	—	18.4	—	18.4	3	3	—	178.5	—	178.5	37	24
Venture capital and partnerships (4)	—	1.8	46.0	47.8	7	7	17.6	5.5	0.3	23.4	5	9
Real estate (5)	—	—	22.7	22.7	4	3	3.5	—	5.6	9.1	2	2
Cash and cash equivalents (6)	—	5.8	—	5.8	1	1	68.4	0.1	—	68.5	14	9
Other	—	—	—	—	—	—	18.9	40.2	—	59.1	12	5
Total	$309.7	$256.5	$68.7	$634.9	100%	100%	$243.4	$235.2	$5.9	$484.5	100%	100%

	U.S.						International
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	% of Total Assets as of December 31,		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	% of Total Assets as of December 31,
2010	(Level 1)	(Level 2)	(Level 3)		2010	2009	(Level 1)	(Level 2)	(Level 3)		2010	2009
Equity (1)
U.S. large cap	$—	$155.0	$—	$155.0			$—	$19.1	$—	$19.1
U.S. small cap	—	30.6	—	30.6			5.8	—	—	5.8
International	—	130.0	—	130.0			55.6	47.5	—	103.1
Total equity	—	315.6	—	315.6	50%	53%	61.4	66.6	—	128.0	30%	18%
Fixed income (2)
U.S. Treasury	—	71.5	—	71.5			—	—	—	—
Other government	—	31.4	—	31.4			17.3	—	—	17.3
Asset-backed securities	—	10.0	—	10.0			—	—	—	—
Corporate bonds	—	110.8	—	110.8			6.0	65.5	—	71.5
Short-term investments	—	7.9	—	7.9			—	—	—	—
Total fixed income	—	231.6	—	231.6	36	33	23.3	65.5	—	88.8	21	20
Insurance contracts (3)	—	17.5	—	17.5	3	3	—	100.8	—	100.8	24	26
Venture capital and partnerships (4)	—	2.4	42.7	45.1	7	6	17.0	18.6	4.7	40.3	9	7
Real estate (5)	—	—	19.2	19.2	3	3	2.2	1.5	6.0	9.7	2	2
Cash and cash equivalents (6)	—	5.5	—	5.5	1	1	5.3	34.2	—	39.5	9	24
Other	—	—	0.5	0.5	—	1	—	19.2	—	19.2	5	3
Total	$—	$572.6	$62.4	$635.0	100%	100%	$109.2	$306.4	$10.7	$426.3	100%	100%

(1)
Equity securities are primarily comprised of mutual funds and common/collective trust funds. Investments in mutual funds and common/collective trust funds are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date. The common/collective trust funds are generally actively managed investment vehicles.

(2)
Fixed income investments are primarily comprised of mutual funds and common/collective trust funds that invest in corporate and government bonds. Investments in mutual funds and common/collective trust funds are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date. The investments in fixed income securities include both actively managed funds and index funds.

(3)
The fair values of insurance contracts are estimated based on the future cash flows to be received under the contracts discounted to the present using a discount rate that approximates the discount rate used to measure the associated pension plan liabilities.

(4)	Venture capital and partnerships are valued at net asset value, which is generally calculated using the most recent partnership financial reports.

(5)
Real estate investments are generally investments in limited partnerships, real estate investment trusts and similar vehicles that invest in real estate. The values of the investments are generally based on the most recent financial reports of the investment vehicles. The managers of each of the investment vehicles estimate the values of the real estate assets underlying the real estate investments using third-party appraisals and other valuation techniques and analysis.

(6)	Cash and cash equivalents include investments in stable value funds. Stable value funds are generally invested in common trust funds and interest-bearing accounts.

(7)
In the U.S. pension plan assets, certain changes were made to the equity and fixed income investments which resulted in transfers of pension plan assets from certain common/collective trust funds into separately managed investment accounts. The underlying investments in these separately managed accounts are primarily publicly-traded securities, and such investments have been valued using the quoted price as of December 31, 2011. Accordingly, these investments have been classified as Level 1 as of December 31, 2011.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
A reconciliation of the change in the fair value measurement of the defined benefit plans' consolidated assets using significant unobservable inputs (Level 3) for 2011 and 2010 is as follows (in millions):

	Venture Capital and Partnerships	Real Estate	Other	Total
Fair value as of January 1, 2010	$34.9	$25.2	$6.1	$66.2
Realized gains (losses)	—	—	(1.1)	(1.1)
Unrealized gains (losses)	6.1	0.2	(2.8)	3.5
Purchases, sales and settlements, net	6.4	(0.2)	(1.7)	4.5
Fair value as of December 31, 2010	$47.4	$25.2	$0.5	$73.1
Realized gains (losses)	—	—	(3.7)	(3.7)
Unrealized gains (losses)	3.2	(0.5)	3.7	6.4
Purchases	3.5	3.6	—	7.1
Sales	(7.8)	—	(0.5)	(8.3)
Fair value as of December 31, 2011	$46.3	$28.3	$—	$74.6

Defined Benefit Pension Assets, Target Allocation [Table Text Block]
The target asset allocations for the Company's U.S. pension plan and primary international pension plans are as follows as of December 31, 2011:

Asset Category	Target
	U.S.	International
Equity	45%	23%
Fixed income	40	14
Insurance contracts	5	24
Cash and equivalents	—	21
Other investments (1)	10	18
Total	100%	100%
(1) Other investments include private equity funds, hedge funds and real estate funds.

Schedule of Assumptions Used [Table Text Block]

	U.S.		International
	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.50%	5.25%	4.69%	5.37%
Long-term rate of compensation increase	2.80%	2.70%	3.72%	4.16%

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
The health care cost trend rate significantly affects the reported postretirement benefit costs and obligations. A one-percentage point change in the assumed rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$1.0	$(0.9)
Effect on postretirement benefit obligations	$15.9	$(14.0)

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future benefit payments under the Company's defined benefit pension plans and other postretirement benefit plans are as follows as of December 31, 2011 (in millions):

	2012	2013	2014	2015	2016	2017-2021
Pension benefits (1)	$95.1	$77.5	$79.0	$80.2	$81.4	$438.3
Other postretirement benefits	$13.6	$13.3	$12.9	$12.7	$12.4	$64.2
(1) Certain pension benefit payments will be funded by plan assets.

Schedule of Assumptions Used, Periodic Benefit Cost [Table Text Block]

	U.S.			International
	2011	2010	2009	2011	2010	2009
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.25%	5.75%	6.25%	5.35%	5.70%	6.08%
Long-term rate of return on plan assets	8.25%	8.25%	8.50%	6.39%	6.32%	5.65%
Long-term rate of compensation increase	2.70%	3.00%	4.00%	4.02%	4.22%	3.83%

Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The following provides a reconciliation of benefit obligations, plan assets and funded status of the Company's noncontributory defined benefit pension plans, including the SERP, as of December 31, (in millions, except percentages):

	U.S.		International
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$969.6	$910.8	$482.6	$499.8
Service cost	4.3	4.0	6.0	4.8
Interest cost	49.4	50.6	26.6	26.6
Actuarial loss (gain)	88.6	67.2	46.1	(2.2)
Currency translation	—	—	(2.0)	(19.9)
Benefits paid	(57.3)	(63.0)	(22.1)	(31.7)
Curtailments, settlement costs and other	0.3	—	(0.9)	5.2
Benefit obligation at end of year	$1,054.9	$969.6	$536.3	$482.6

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]

Change in plan assets:
Fair value of plan assets at beginning of year	$635.0	$576.9	$426.3	$410.6
Actual return on plan assets	29.0	59.0	63.2	33.9
Contributions	28.2	62.1	20.3	21.3
Currency translation	—	—	(0.2)	(13.7)
Benefits paid	(57.3)	(63.0)	(22.1)	(31.7)
Settlement charges and other	—	—	(3.0)	5.9
Fair value of plan assets at end of year	$634.9	$635.0	$484.5	$426.3
Funded status at end of year	$(420.0)	$(334.6)	$(51.8)	$(56.3)
Amounts recognized in the Consolidated Balance Sheets:
Prepaid benefit cost, included in other assets	$—	$—	$23.9	$19.4
Accrued current benefit cost, included in other accrued liabilities	(17.7)	(7.7)	(4.6)	(4.0)
Accrued noncurrent benefit cost, included in other noncurrent liabilities	(402.3)	(326.9)	(71.1)	(71.7)
Total	$(420.0)	$(334.6)	$(51.8)	$(56.3)
Amounts recognized in AOCI:
Prior service cost	$(8.9)	$(10.2)	$1.0	$—
Net loss	(679.6)	(576.5)	(71.5)	(61.6)
AOCI, pretax	$(688.5)	$(586.7)	$(70.5)	$(61.6)
Accumulated benefit obligation	$1,049.7	$964.1	$528.1	$474.3

Schedule Of Company's Pension Cost And Supplemental Retirement Plans
Net pension cost includes the following components for the years ended December 31, (in millions, except percentages):

	U.S.			International
	2011	2010	2009	2011	2010	2009
Service cost-benefits earned during the year	$4.3	$4.0	$4.8	$6.0	$4.8	$4.9
Interest cost on projected benefit obligation	49.4	50.6	52.1	26.6	26.6	24.5
Expected return on plan assets	(59.6)	(57.5)	(57.2)	(28.3)	(24.8)	(22.2)
Amortization of:
Prior service cost	1.3	1.3	1.3	3.4	—	—
Actuarial loss	16.1	11.3	8.3	0.9	2.0	0.1
Curtailment, settlement and termination benefit costs	0.2	—	—	(0.8)	3.2	1.3
Net pension cost	$11.7	$9.7	$9.3	$7.8	$11.8	$8.6

Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The following provides a reconciliation of benefit obligations and funded status of the Company's other postretirement benefit plans as of December 31, (in millions, except percentages):

	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$166.5	$168.1
Service cost	1.3	1.5
Interest cost	8.3	9.2
Actuarial loss	0.3	2.3
Benefits paid, net	(11.2)	(14.6)
Benefit obligation at end of year	$165.2	$166.5
Funded status and net liability recognized at December 31	$(165.2)	$(166.5)
Amounts recognized in the Consolidated Balance Sheets:
Accrued current benefit cost, included in other accrued liabilities	$(13.6)	$(15.1)
Accrued noncurrent benefit cost, included in other noncurrent liabilities	(151.6)	(151.4)
Total	$(165.2)	$(166.5)
Amounts recognized in AOCI:
Prior service credit	$10.8	$13.3
Net loss	(26.6)	(27.5)
AOCI, pretax	$(15.8)	$(14.2)

Schedule Of Company's Pension Cost And Supplemental Retirement Plans
Other postretirement benefit costs include the following components for the years ended December 31, (in millions):

	2011	2010	2009
Service cost-benefits earned during the year	$1.3	$1.5	$1.5
Interest cost on projected benefit obligation	8.3	9.2	9.6
Amortization of:
Prior service benefit	(2.4)	(2.4)	(2.4)
Actuarial loss	1.2	0.9	—
Net postretirement benefit costs	$8.4	$9.2	$8.7

Schedule of Assumptions Used [Table Text Block]

	2011	2010
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.50%	5.25%
Long-term health care cost trend rate	4.50%	4.50%

Schedule of Assumptions Used, Periodic Benefit Cost [Table Text Block]
The following are the weighted-average assumptions used to determine net periodic benefit cost for the other postretirement benefit plans for the years ended December 31,:

	2011	2010	2009
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.25%	5.75%	6.25%
Long-term health care cost trend rate	4.50%	4.50%	5.00%